Finance income and costs (Tables)	12 Months Ended
Dec. 31, 2021
Finance income and costs
Summary of finance income and costs

	2019	2020	2021
	RMB’000	RMB’000	RMB’000
Finance costs
Interest expense on bank borrowings	(6,055)	(8,897)	(7,844)
Interest expense on other borrowings	(1,327)	(3,599)	(6,542)
Interest expense on convertible note	(4,144)	—	—
Interest expense on lease liabilities	(12,767)	(16,693)	(12,844)
	(24,293)	(29,189)	(27,230)
Finance income
Interest income on short-term bank deposits	388	1,185	113
Finance costs – net	(23,905)	(28,004)	(27,117)